Income Tax and Social Contribution - Schedule of Reconciliation of Income and Social Contribution Tax Expenses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Profit before taxes	R$ 1,990,961	R$ 3,661,948	R$ 2,871,897
Income tax and social contribution nominal rate	(676,927)	(1,245,062)	(976,445)
Adjustments to determine the effective rate
Interest in earnings of investees (non-taxable income)	207,940	385,097	337,058
Differences in tax rates on earnings (losses) of overseas companies	19,793	(78,026)	(12,423)
Granted income tax incentive	109,081	178,609	48,541
Share-based payment transactions	9,941	19,986	(1,363)
Interest on shareholders' equity	(24,773)	(26,766)	(19,777)
Non-deductible expenses (donations, gifts, etc.)	(4,183)	(16,925)	(14,405)
Tax losses not recorded	(170,017)	(69,335)	(134,401)
Goodwill amortization effect	1,271	1,271	1,853
Other	25,207	71,555	10,875
Income Taxes	R$ (502,667)	R$ (779,596)	R$ (760,487)
Effective rate	25.25%	21.29%	26.48%